Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Sale of products	$ 403,963	$ 294,027	$ 238,920
Services rendered	178,783	145,968	148,088
Total Revenues	582,746	439,995	387,008
COST OF REVENUES:
Cost of products sold	223,981	156,702	129,601
Cost of services rendered	105,572	91,753	103,846
Write-down of inventories			14,255
Total Cost of Revenues	329,553	248,455	247,702
GROSS PROFIT	253,193	191,540	139,306
RESEARCH AND DEVELOPMENT COSTS:
Expenses incurred	91,320	72,736	70,524
Less - government participations	2,669	3,163	1,821
NET RESEARCH AND DEVELOPMENT COSTS	88,651	69,573	68,703
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	96,169	75,948	73,051
EQUITY IN EARNINGS OF FRONTLINE	(5,769)	(5,553)	(6,764)
AMORTIZATION OF INTANGIBLE ASSETS	19,235	4,041	9,907
SPTS ACQUISITION COSTS	6,761
RESTRUCTURING CHARGES			5,063
IMPAIRMENT OF INTANGIBLE ASSETS			30,142
OPERATING INCOME (LOSS)	48,146	47,531	(40,796)
FINANCIAL EXPENSES - net	9,046	1,191	5,120
INCOME (LOSS) BEFORE TAXES ON INCOME	39,100	46,340	(45,916)
INCOME TAX EXPENSE	3,419	6,927	456
SHARE IN LOSSES OF EQUITY METHOD INVESTEE	417	252	165
NET INCOME (LOSS)	35,264	39,161	(46,537)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	116	840	958
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD.	$ 35,380	$ 40,001	$ (45,579)
NET INCOME (LOSS):
Basic	$ 0.85	$ 0.94	$ (1.05)
Diluted	$ 0.83	$ 0.92	$ (1.05)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNINGS (LOSS) PER SHARE - IN THOUSANDS:
Basic	41,703	42,571	43,501
Diluted	42,757	43,253	43,501